Revenue (Remaining Performance Obligations) (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 344	$ 495
Revenue, Remaining Performance Obligation, Expected Timing Of Satisfaction (Year)	2040
New Mexico Gas Company [Member]
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 11
SeaCoast Gas Transmission, LLC | PGS
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 121
Revenue, Remaining Performance Obligation, Expected Timing Of Satisfaction (Year)	2040
Emera Energy [Member] | PGS
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 21